Cash and Cash Equivalent- Summary of Reconcile to the Amount of Cash Shown in the Statement of Cash Flow (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and cash equivalent on consolidated statement of financial position	S/ 948,978	S/ 801,140	S/ 626,180
Bank overdrafts (Note 18)		(119)	(120)
Balances per consolidated statement of cash flows	S/ 948,978	S/ 801,021	S/ 626,060	S/ 598,554